Putnam ESG Core Bond ETF
The fund's portfolio
7/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (31.3%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (7.5%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/53	$1,682,515	$1,738,323
6.00%, with due dates from 2/20/53 to 11/20/53	4,457,598	4,564,427
5.50%, with due dates from 9/20/52 to 6/20/54	4,104,617	4,127,935
5.00%, 10/20/52	1,505,082	1,491,997
4.50%, 9/20/52	2,988,186	2,899,629
4.00%, TBA, 8/1/54	1,000,000	944,585
4.00%, 2/20/48	1,853,766	1,774,272
3.50%, with due dates from 1/20/52 to 3/20/52	3,916,643	3,603,492
3.00%, with due dates from 11/20/53 to 1/20/54(FWC)	4,948,064	4,431,006
3.00%, with due dates from 3/20/43 to 1/20/54	4,829,059	4,317,240
2.50%, with due dates from 4/20/51 to 2/20/53	13,548,877	11,667,735
2.00%, with due dates from 2/20/51 to 7/20/51	5,982,180	4,963,376

		46,524,017
U.S. Government Agency Mortgage Obligations (23.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	49,365	50,719
6.00%, 5/1/53	236,400	240,432
5.50%, with due dates from 9/1/52 to 5/1/53	2,174,957	2,190,018
5.00%, 3/1/53	892,264	879,845
4.50%, 8/1/52	486,678	469,513
4.00%, 4/1/52	327,872	307,879
3.00%, with due dates from 10/1/51 to 3/1/52	1,320,966	1,167,078
3.00%, 5/1/35	886,535	838,279
2.50%, with due dates from 1/1/52 to 5/1/52	2,549,894	2,167,897
2.00%, with due dates from 3/1/51 to 1/1/52	1,288,144	1,040,457
2.00%, 4/1/42	2,415,929	2,065,742
2.00%, with due dates from 8/1/35 to 3/1/36	2,883,933	2,606,815
1.50%, 10/1/51	2,879,394	2,220,302
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/1/53 to 5/1/53	1,333,007	1,369,848
6.00%, with due dates from 4/1/53 to 5/1/54	5,034,226	5,142,787
5.50%, 4/1/50	301,006	306,173
5.00%, with due dates from 10/1/52 to 2/1/53	2,097,683	2,071,016
4.50%, with due dates from 7/1/52 to 11/1/52	2,895,405	2,793,692
4.00%, 6/1/52	2,813,912	2,697,941
3.50%, 10/1/56	995,708	902,204
3.50%, with due dates from 7/1/50 to 7/1/52	8,472,018	7,711,475
3.00%, with due dates from 4/1/51 to 4/1/52	7,722,031	6,758,200
3.00%, 11/1/32	286,286	272,142
2.50%, with due dates from 12/1/51 to 5/1/52	18,973,345	16,097,946
2.50%, with due dates from 7/1/36 to 7/1/37	4,319,950	3,999,617
2.00%, with due dates from 9/1/50 to 4/1/52	23,160,248	18,748,482
2.00%, with due dates from 5/1/36 to 6/1/36	2,397,139	2,162,046
1.50%, 7/1/36	2,266,258	1,991,580
Uniform Mortgage-Backed Securities
6.50%, TBA, 8/1/54	4,000,000	4,102,548
5.50%, TBA, 8/1/54	17,000,000	17,028,688
5.00%, TBA, 8/1/54	16,000,000	15,757,906
4.50%, TBA, 8/1/54	2,000,000	1,926,753
4.00%, TBA, 8/1/54	6,000,000	5,623,450
3.00%, TBA, 8/1/54	5,000,000	4,363,864
2.50%, TBA, 8/1/54	5,000,000	4,193,425
2.00%, TBA, 8/1/54	5,000,000	4,023,241
1.50%, TBA, 8/1/39	1,000,000	873,442

		147,163,442

Total U.S. government and agency mortgage obligations (cost $193,454,109)		$193,687,459

U.S. TREASURY OBLIGATIONS (36.3%)(a)
	Principal amount	Value
U.S. Treasury Bonds
4.00%, 11/15/52	$27,750,000	$26,112,100
3.375%, 8/15/42	14,000,000	12,213,906
2.75%, 8/15/42	10,000,000	7,948,828
2.375%, 5/15/51	23,190,000	15,780,070
2.00%, 8/15/51	2,800,000	1,738,078
U.S. Treasury Notes
3.375%, 5/15/33	7,600,000	7,230,688
2.75%, 8/15/32	8,590,000	7,850,455
2.50%, 2/28/26	10,000,000	9,706,641
1.875%, 2/28/29	6,000,000	5,482,734
1.75%, 3/15/25	17,000,000	16,671,163
1.625%, 9/30/26	20,200,000	19,124,508
1.50%, 2/15/30	12,000,000	10,546,406
1.25%, 8/15/31	38,500,000	32,111,406
1.25%, 3/31/28	24,000,000	21,765,937
0.50%, 2/28/26	32,100,000	30,190,928

Total U.S. treasury obligations (cost $224,805,882)		$224,473,848

CORPORATE BONDS AND NOTES (28.3%)(a)
	Principal amount	Value
Basic materials (1.0%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)	$1,280,000	$1,363,235
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)	132,000	138,194
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	680,000	698,491
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	483,000	434,541
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33	1,275,000	1,290,549
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	361,000	348,324
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	122,000	104,242
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	483,000	471,727
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	920,000	1,064,608
Weyerhaeuser Co. sr. unsec. unsub. bonds 3.375%, 3/9/33(R)	849,000	748,694

		6,662,605
Capital goods (1.2%)
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	27,000	26,673
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	1,027,000	976,345
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. notes 5.125%, 9/25/27	1,430,000	1,443,182
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37	413,000	434,410
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	693,000	638,789
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	740,000	733,781
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	1,335,000	1,359,356
RTX Corp. sr. unsec. notes 5.15%, 2/27/33	275,000	279,051
Waste Connections, Inc. sr. unsec. bonds 5.00%, 3/1/34	1,349,000	1,355,231

		7,246,818
Communication services (3.2%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)	661,000	574,083
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	2,751,000	2,490,541
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	598,000	560,971
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	610,000	601,799
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33	8,212,000	6,719,232
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	366,000	276,641
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	56,000	55,638
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)	610,000	587,801
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)	605,000	583,778
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	600,000	554,667
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	800,000	802,883
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)	1,056,000	966,452
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	802,000	860,491
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	122,000	116,384
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	605,000	589,785
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 3.30%, 2/15/51	1,947,000	1,352,894
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29	590,000	553,489
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33	870,000	987,679
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	844,000	773,782

		20,008,990
Consumer cyclicals (1.9%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	445,000	429,840
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	750,000	685,243
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	356,000	334,312
Home Depot, Inc./The sr. unsec. notes 4.95%, 6/25/34	408,000	412,163
Home Depot, Inc./The sr. unsec. unsub. bonds 5.30%, 6/25/54	408,000	406,302
Home Depot, Inc./The sr. unsec. unsub. notes 4.75%, 6/25/29	408,000	413,156
Hyundai Capital America 144A sr. unsec. notes 6.375%, 4/8/30 (South Korea)	521,000	554,482
Hyundai Capital America 144A sr. unsec. notes 5.40%, 1/8/31 (South Korea)	186,000	188,927
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	221,000	224,500
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	361,000	308,448
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	478,000	458,573
Moody's Corp. sr. unsec. sub. bonds 5.00%, 8/5/34	405,000	405,338
Netflix, Inc. sr. unsec. bonds 5.40%, 8/15/54	255,000	258,045
Netflix, Inc. sr. unsec. bonds 4.90%, 8/15/34	190,000	191,128
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	1,312,000	1,357,634
Owens Corning sr. unsec. sub. bonds 5.70%, 6/15/34	715,000	739,746
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	483,000	445,256
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	478,000	432,704
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	239,000	198,537
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	800,000	776,889
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	112,000	109,705
Toll Brothers Finance Corp. company quaranty sr. unsec. notes 3.80%, 11/1/29	635,000	599,977
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.05%, 3/15/42	1,220,000	963,035
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32	732,000	635,314

		11,529,254
Consumer staples (0.8%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. bonds 5.95%, 10/15/33	570,000	585,804
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	675,000	659,900
Campbell Soup Co. sr. unsec. unsub. notes 5.20%, 3/21/29	305,000	311,301
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33	1,268,000	1,280,545
Kenvue, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28	193,000	196,710
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53	230,000	222,516
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37	1,325,000	1,472,041

		4,728,817
Energy (1.5%)
Canadian Natural Resources, Ltd. sr. unsec. notes 7.20%, 1/15/32 (Canada)	840,000	944,814
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	615,000	595,560
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	1,073,000	936,889
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53	420,000	455,487
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30	400,000	417,608
Occidental Petroleum Corp. sr. unsec. notes 6.625%, 9/1/30	900,000	961,122
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	722,000	782,389
Occidental Petroleum Corp. sr. unsec. unsub. bonds 5.55%, 10/1/34	595,000	598,630
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	230,000	231,554
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33	465,000	489,498
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32	361,000	381,707
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33	168,000	175,807
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	217,000	221,718
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	170,000	170,151
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	830,000	822,867
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31	861,000	835,192

		9,020,993
Financials (10.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	1,795,000	1,581,114
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	727,000	717,424
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	744,000	687,105
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	244,000	274,799
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	720,000	743,225
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	839,000	817,893
Athene Global Funding 144A notes 5.526%, 7/11/31	1,000,000	1,014,619
Athene Holding, Ltd. sr. unsec. bonds 6.25%, 4/1/54	295,000	301,190
Athene Holding, Ltd. sr. unsec. bonds 5.875%, 1/15/34	967,000	986,561
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	765,000	645,506
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	845,000	848,781
Banco Santander SA jr. unsec. sub. FRB 9.625%, 11/21/53 (Spain)	600,000	686,316
Banco Santander SA unsec. sub. bonds 6.921%, 8/8/33 (Spain)	400,000	429,228
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,610,000	1,604,291
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	727,000	642,089
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	2,125,000	1,912,866
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27	4,698,000	4,596,798
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	745,000	754,061
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)	1,105,000	1,086,871
BPCE SA 144A unsec. sub. FRB 3.648%, 1/14/37 (France)	790,000	674,531
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,165,000	1,154,407
CNA Financial Corp. sr. unsec. notes 5.125%, 2/15/34	465,000	462,470
Commonwealth Bank of Australia 144A unsec. sub. notes 5.837%, 3/13/34 (Australia)	875,000	899,900
Commonwealth Bank of Australia 144A unsec. sub. notes 2.688%, 3/11/31 (Australia)	535,000	455,395
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29	483,000	460,963
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	1,550,000	1,537,509
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)	188,000	183,267
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	585,000	594,491
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	605,000	603,612
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	483,000	305,991
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	590,000	615,056
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	3,060,000	3,158,995
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	1,000,000	963,104
General Motors Financial Co., Inc. sr. unsec. notes 5.80%, 1/7/29	570,000	586,399
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)	845,000	907,153
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)	488,000	487,492
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	183,000	169,545
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,343,000	1,312,319
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	730,000	745,281
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	1,683,000	1,346,448
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29	132,000	130,001
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	800,000	693,141
Jefferies Financial Group, Inc. sr. unsec. notes 6.20%, 4/14/34	1,285,000	1,334,352
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	460,000	457,691
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.584%, 5/15/47	361,000	330,961
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.323%, 4/26/28	3,147,000	3,108,769
JPMorgan Chase & Co. unsec. sub. FRB 5.717%, 9/14/33	361,000	374,049
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,137,000	5,495,187
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	861,000	824,809
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	895,000	640,703
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	393,000	415,111
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30	960,000	873,316
Metropolitan Life Insurance Co. 144A unsec. sub. notes 7.80%, 11/1/25	570,000	587,445
Morgan Stanley sr. unsec. sub. bonds 5.942%, 2/7/39	580,000	590,205
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26	3,467,000	3,425,805
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34	133,000	136,660
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	2,212,000	2,113,171
Prologis LP sr. unsec. unsub. FRN 5.00%, 3/15/34(R)	845,000	847,214
Societe Generale SA 144A jr. unsec. sub. FRB 10.00%, 11/14/73 (France)	310,000	328,078
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	475,000	468,662
Truist Financial Corp. sr. unsec. unsub. FRB Ser. MTN, 5.711%, 1/24/35	765,000	782,467
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)	1,000,000	1,233,318
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	250,000	235,498
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	722,000	582,334
VICI Properties LP sr. unsec. unsub. bonds 5.75%, 4/1/34	225,000	228,570
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	1,098,000	1,086,407
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 1/15/28	810,000	789,828
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29	335,000	314,690
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	122,000	117,380
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	239,000	219,286
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	239,000	172,777

		66,892,950
Health care (1.5%)
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63	565,000	569,247
Amgen, Inc. sr. unsec. unsub. bonds 5.65%, 3/2/53	504,000	508,201
Amgen, Inc. sr. unsec. unsub. notes 5.25%, 3/2/30	949,000	974,596
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	483,000	470,498
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	1,033,000	941,180
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	488,000	482,590
HCA, Inc. company guaranty sr. unsec. bonds 6.00%, 4/1/54	600,000	604,992
HCA, Inc. company guaranty sr. unsec. bonds 5.60%, 4/1/34	455,000	462,742
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32	210,000	189,146
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28	605,000	623,938
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	200,000	206,904
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	425,000	433,635
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)	550,000	543,543
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)	373,000	371,950
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)	857,000	855,104
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37	170,000	183,736
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	966,000	834,621

		9,256,623
Technology (2.5%)
Analog Devices, Inc. sr. unsec. notes 5.05%, 4/1/34	700,000	715,265
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	600,000	588,297
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	361,000	347,901
Broadcom, Inc. company guaranty sr. unsec. sub. notes 5.00%, 4/15/30	1,093,000	1,114,556
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	755,000	764,523
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	1,008,000	973,276
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	1,025,000	937,916
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29	110,000	102,433
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33	582,000	611,872
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	583,000	604,426
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53	510,000	532,089
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33	1,698,000	1,733,991
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52	1,835,000	1,611,156
Microsoft Corp. sr. unsec. unsub. bonds 3.50%, 2/12/35	610,000	565,801
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30	1,177,000	1,077,116
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	727,000	571,667
Oracle Corp. sr. unsec. notes 6.50%, 4/15/38	666,000	732,804
Oracle Corp. sr. unsec. notes 2.875%, 3/25/31	483,000	427,529
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	735,000	488,337
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	995,000	879,691

		15,380,646
Transportation (0.3%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	1,285,000	1,266,801
Ryder System, Inc. sr. unsec. unsub. notes 4.95%, 9/1/29	860,000	861,902

		2,128,703
Utilities and power (3.6%)
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53	854,000	941,002
Constellation Energy Generation, LLC sr. unsec. bonds 5.75%, 3/15/54	700,000	698,006
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	1,365,000	1,402,612
Duke Energy Corp. sr. unsec. notes 5.80%, 6/15/54	708,000	709,017
Duke Energy Corp. sr. unsec. notes 5.45%, 6/15/34	992,000	1,007,351
Duke Energy Corp. sr. unsec. notes 4.85%, 1/5/29	100,000	100,422
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	417,000	400,449
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	700,000	722,263
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)	900,000	855,225
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33	1,235,000	1,218,735
Exelon Corp. sr. unsec. unsub. bonds 5.45%, 3/15/34	685,000	699,107
Exelon Corp. sr. unsec. unsub. notes 5.15%, 3/15/29	1,345,000	1,367,509
Florida Power & Light Co. sr. bonds 3.95%, 3/1/48	854,000	697,728
Georgia Power Co. sr. unsec. unsub. bonds 5.25%, 3/15/34	530,000	541,624
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33	715,000	715,430
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	910,000	1,051,040
NiSource, Inc. sr. unsec. notes 5.20%, 7/1/29	925,000	939,553
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	1,255,000	1,199,757
Oncor Electric Delivery Co., LLC sr. FRB 4.95%, 9/15/52	1,060,000	985,283
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34	145,000	160,046
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	500,000	513,829
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	500,000	426,620
Pacific Gas and Electric Co. sr. notes 5.55%, 5/15/29	340,000	347,416
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27	500,000	473,124
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53	445,000	439,928
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33	380,000	389,135
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34	695,000	724,152
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	115,000	118,693
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.70%, 1/30/27	2,495,000	2,410,884

		22,255,940

Total corporate bonds and notes (cost $171,820,791)		$175,112,339

MORTGAGE-BACKED SECURITIES (5.2%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (5.2%)
Banc of America Commercial Mortgage Trust Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	$618,000	$601,276
BANK FRB Ser. 17-BNK8, Class B, 3.949%, 11/15/50(WAC)	56,000	49,379
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	1,344,000	1,180,013
Benchmark Mortgage Trust
Ser. 18-B6, Class AS, 4.441%, 10/10/51	2,211,000	2,095,027
FRB Ser. 20-B21, Class XA, IO, 1.442%, 12/17/53(WAC)	20,520,899	1,323,577
CD Commercial Mortgage Trust Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	781,000	714,873
CD Mortgage Trust Ser. 18-CD7, Class A4, 4.279%, 8/15/51	672,000	652,571
Citigroup Commercial Mortgage Trust
FRB Ser. 16-P6, Class B, 4.157%, 12/10/49(WAC)	1,216,000	1,065,492
Ser. 16-P6, Class A5, 3.72%, 12/10/49(WAC)	501,000	477,086
Ser. 16-P4, Class AS, 3.075%, 7/10/49	2,394,000	2,230,950
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.588%, 9/10/50(WAC)	578,000	506,552
FRB Ser. 15-CR26, Class B, 4.464%, 10/10/48(WAC)	1,170,000	1,117,233
Ser. 18-COR3, Class AM, 4.345%, 5/10/51(WAC)	42,000	38,419
FRB Ser. 14-CR15, Class B, 3.927%, 2/10/47(WAC)	359,386	348,021
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	935,000	888,706
CSAIL Commercial Mortgage Trust
Ser. 16-C6, Class AS, 3.346%, 1/15/49	534,000	498,877
FRB Ser. 20-C19, Class XA, IO, 1.093%, 3/15/53(WAC)	974,706	45,390
FRB Ser. 19-C15, Class XA, IO, 0.992%, 3/15/52(WAC)	14,111,365	503,621
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	708,000	666,485
JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C23, Class B, 4.444%, 9/15/47(WAC)	933,645	924,375
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class C, 4.074%, 12/15/47(WAC)	250,964	235,689
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C25, Class B, 4.517%, 10/15/48(WAC)	1,011,000	958,643
FRB Ser. 14-C16, Class B, 4.306%, 6/15/47(WAC)	13,848	13,266
Ser. 14-C19, Class B, 4.00%, 12/15/47(WAC)	1,180,000	1,152,687
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	1,504,000	1,425,250
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	823,000	782,931
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	378,919	346,690
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.781%, 10/15/51(WAC)	1,265,000	1,173,879
Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	1,227,000	1,135,070
UBS Commercial Mortgage Trust
Ser. 18-C14, Class A4, 4.448%, 12/15/51	756,000	728,502
Ser. 17-C1, Class A4, 3.46%, 6/15/50	852,000	812,663
Wells Fargo Commercial Mortgage Trust
Ser. 19-C49, Class B, 4.546%, 3/15/52	2,118,000	2,020,985
Ser. 15-LC20, Class C, 4.056%, 4/15/50(WAC)	1,193,000	1,125,100
Ser. 15-C31, Class AS, 4.049%, 11/15/48	796,000	773,501
Ser. 17-C39, Class B, 4.025%, 9/15/50	1,870,000	1,732,694
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	29,000	26,407
FRB Ser. 20-C56, Class B, 3.74%, 6/15/53(WAC)	1,304,000	1,143,905
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	683,697	654,319

		32,170,104

Total mortgage-backed securities (cost $30,787,089)		$32,170,104

ASSET-BACKED SECURITIES (4.6%)(a)
	Principal amount	Value
CarMax Auto Owner Trust Ser. 24-3, Class A3, 4.89%, 7/16/29	$1,320,000	$1,323,375
Chase Auto Owner Trust 144A Ser. 24-3A, Class A3, 5.22%, 7/25/29	4,328,000	4,374,425
Ford Credit Auto Owner Trust Ser. 24-B, Class A3, 5.10%, 4/15/29	4,311,000	4,362,512
Hyundai Auto Receivables Trust
Ser. 23-B, Class A3, 5.48%, 4/17/28	4,238,000	4,270,076
Ser. 23-A, Class A3, 4.58%, 4/15/27	4,367,000	4,345,054
Station Place Securitization Trust 144A FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 6.222%, 6/22/25	1,950,000	1,946,570
Station Place Securitization Trust Ser. 24-5 144A FRB Class A, (CME Term SOFR 1 Month + 0.90%), 6.25%, 8/4/25	1,475,000	1,474,049
Tesla Auto Lease Trust 144A Ser. 23-A, Class A3, 5.89%, 6/22/26	2,000,000	2,006,318
Toyota Auto Receivables Owner Trust Ser. 22-C, Class A3, 3.76%, 4/15/27	4,332,134	4,284,748

Total asset-backed securities (cost $28,227,448)		$28,387,127

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.07%(AFF)	25,397,754	$25,397,754
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26%	341,000	341,000

Total short-term investments (cost $25,738,754)		$25,738,754
TOTAL INVESTMENTS

Total investments (cost $674,834,073)		$679,569,631

TBA SALE COMMITMENTS OUTSTANDING at 7/31/24 (proceeds receivable $7,033,359) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.00%, 8/1/54	$5,000,000	8/13/24	$4,363,864
Uniform Mortgage-Backed Securities, 2.50%, 8/1/39	2,000,000	8/15/24	1,839,098
Uniform Mortgage-Backed Securities, 2.00%, 8/1/39	1,000,000	8/15/24	896,880

Total			$7,099,842

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IO	Interest Only
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2023 through July 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $619,031,078.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 4/30/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 7/31/24
Short-term investments
	Putnam Government Money Market Fund Class P*	$37,207,637	$49,911,885	$61,721,768	$266,642	$25,397,754

	Total Short-term investments	$37,207,637	$49,911,885	$61,721,768	$266,642	$25,397,754
* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment(s), in part or in entirety (Note 1).
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
For investments in State Street Institutional U.S. Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund's investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. (1)Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund's investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund's investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Franklin Advisers will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$28,387,127	$—
Corporate bonds and notes	—	175,112,339	—
Mortgage-backed securities	—	32,170,104	—
U.S. government and agency mortgage obligations	—	193,687,459	—
U.S. treasury obligations	—	224,473,848	—
Short-term investments	25,738,754	—	—

Totals by level	$25,738,754	$653,830,877	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
TBA sale commitments	$—	$(7,099,842)	$—

Totals by level	$—	$(7,099,842)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com